CONSOLIDATED STATEMENTS OF INCOME - USD ($) shares in Thousands, $ in Thousands	3 Months Ended			6 Months Ended		12 Months Ended
	Jun. 30, 2015	Jun. 30, 2014		Jun. 30, 2015	Jun. 30, 2014	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Income Statement [Abstract]
Revenue	$ 146,280	$ 201,482		$ 311,956	$ 409,947	$ 809,837	$ 765,323	$ 660,928
Cost of Revenue	41,536	66,840		80,106	133,276	266,787	315,052	288,474
Gross Profit	104,744	134,642		231,850	276,671	543,050	450,271	372,454
Expenses
Marketing	24,707	30,828		48,863	59,306	127,862	135,336	108,810
Operations and technology	17,554	17,123		35,566	35,008	73,573	70,776	63,505
General and administrative	27,089	26,931		52,655	51,358	107,875	84,420	72,690
Depreciation and amortization	5,033	4,316		10,316	8,434	18,732	17,143	13,272
Total Expenses	74,383	79,198		147,400	154,106	328,042	307,675	258,277
Income from Operations	30,361	55,444		84,450	122,565	215,008	142,596	114,177
Interest expense, net	(12,904)	(7,311)		(26,209)	(12,065)	(38,474)	(19,788)	(20,996)
Foreign currency transaction loss	(31)	(299)		(975)	(400)	(35)	(1,176)	(342)
Income before Income Taxes	17,426	47,834		57,266	110,100	176,499	121,632	92,839
Provision for income taxes	6,562	17,205		21,872	39,416	64,828	43,594	33,967
Net Income	$ 10,864	$ 30,629		$ 35,394	$ 70,684	$ 111,671	$ 78,038	$ 58,872
Earnings per common share:
Basic	$ 0.33	$ 0.93		$ 1.07	$ 2.14	$ 3.38	$ 2.36	$ 1.78
Diluted	$ 0.33	$ 0.93	[1]	$ 1.07	$ 2.14	$ 3.38	$ 2.36	$ 1.78
Weighted average common shares outstanding:
Basic	33,000	33,000		33,000	33,000	33,000	33,000	33,000
Diluted	33,015	33,000	[2]	33,012	33,000	33,008	33,000	33,000

[1]	The sum of the quarterly earnings per share amounts may not total to each full year amount presented in the Company's financial statements because these computations are made independently for each quarter and for the full year and take into account the weighted average number of common shares outstanding for each period.
[2]	See Note 3 for Basis of Presentation.